PITCAIRN FUNDS (THE "TRUST")

                SUPPLEMENT DATED JULY 28, 2003 TO THE PROSPECTUS
                             DATED FEBRUARY 28, 2003

This Supplement will notify you that the Expense Limitation Agreement dated as of August 4, 2000 between the Adviser and the Trust (the "Agreement") will expire by its terms on October 31, 2003. Thereafter, the Adviser will no longer be contractually obligated to maintain Fund expenses at levels set forth in the Agreement and in the Trust's Prospectus dated February 28, 2003. Total Fund operating expenses for each Fund, for the fiscal year commencing November 1, 2003, are estimated to be as follows:

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                FUND ESTIMATED TOTAL FUND        OPERATING EXPENSES
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                Diversified Growth                     1.15%
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                 Diversified Value                     1.14%
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                   Select Growth                       1.45%
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                   Select Value                        1.23%
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                     Small Cap                         1.18%
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                 Family Heritage(R)                    1.38%
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               International Equity                    1.60%
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                   Taxable Bond                        0.97%
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                  Tax-Exempt Bond                      0.73%
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The Adviser has agreed  voluntarily  to maintain each Fund's  expenses at levels described in the current Prospectus from November 1, 2003 through December 31, 2003. Thereafter, the Adviser may from time to time choose to voluntarily waive a portion of its investment management fee, or otherwise limit expenses, from one or more of the Funds.